(logo)
American
  Express(R)
 Annuities
                            American Enterprise Life

                          AEL Personal Portfolio Plus(2)

                           AEL Personal Portfolio Plus

                             AEL Personal Portfolio

                                Variable Annuity

                                                              2003 Annual Report
(logo)
AMERICAN                   Issued by: American Enterprise Life Insurance Company
 EXPRESS
(R)

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

We have audited the accompanying individual statements of assets and liabilities of the segregated asset subaccounts of American Enterprise Variable Annuity Account - AEL Personal Portfolio Plus(2), AEL Personal Portfolio Plus and AEL Personal Portfolio (comprised of subaccounts ECR, EMS, ESI, EIE, EMG, EGD, EAG, EGN, EIN, EVA, EIG, EVL, ESB, EWG, EEQ, EMD, ESC, EUS, EGR, EHI, EDI, EPD, EGI, EPG, EHY, EPH, ENO and EPV) as of December 31, 2003, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of American Enterprise Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2003 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the segregated asset subaccounts of American Enterprise Variable Annuity Account - AEL Personal Portfolio Plus2, AEL Personal Portfolio Plus and AEL Personal Portfolio at December 31, 2003, and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.


/s/ Ernst & Young LLP


Minneapolis, Minnesota

March 19, 2004

--------------------------------------------------------------------------------
1    AEL PERSONAL PORTFOLIO PLUS2/AEL PERSONAL PORTFOLIO PLUS/
       AEL PERSONAL PORTFOLIO -- 2003 ANNUAL REPORT

Statements of Assets and Liabilities

                                                                                  Segregated Asset Subaccounts

December 31, 2003                                                ECR           EMS           ESI         EIE          EMG

Assets
Investments in shares of mutual funds and portfolios:
   at cost                                                   $9,762,951    $6,580,043   $11,477,114  $3,701,457   $11,136,992
                                                             ----------    ----------   -----------  ----------   -----------
   at market value                                           $6,992,182    $6,580,042   $11,196,864  $2,311,309   $ 9,041,073
Dividends receivable                                                 --         2,677        35,564          --            --
Accounts receivable from American Enterprise Life for
   contract purchase payments                                     3,710            --         7,756         169         4,918
Receivable from mutual funds and portfolios for share
   redemptions                                                       --            --            --          --            --
                                                              ---------     ---------    ----------   ---------     ---------
Total assets                                                  6,995,892     6,582,719    11,240,184   2,311,478     9,045,991
                                                              =========     =========    ==========   =========     =========
Liabilities
Payable to American Enterprise Life for:
   Mortality and expense risk fee                                 7,922         7,538        12,613       2,614        10,213
   Administrative charge                                            951           904         1,514         314         1,226
   Contract terminations                                             --         9,955            --          --            --
Payable to mutual funds and portfolios for investments
   purchased                                                         --            --            --          --            --
                                                              ---------     ---------    ----------   ---------     ---------
Total liabilities                                                 8,873        18,397        14,127       2,928        11,439
                                                              ---------     ---------    ----------   ---------     ---------
Net assets applicable to contracts in accumulation
   period                                                     6,982,641     6,564,308    11,212,781   2,305,518     9,024,157
Net assets applicable to contracts in payment period              4,378            14        13,276       3,032        10,395
                                                              ---------     ---------    ----------   ---------     ---------
Total net assets                                             $6,987,019    $6,564,322   $11,226,057  $2,308,550   $ 9,034,552
                                                             ==========    ==========   ===========  ==========   ===========
Accumulation units outstanding                                4,663,339     5,254,249     7,118,652   2,079,694     5,042,519
                                                             ==========    ==========   ===========  ==========   ===========
Net asset value per accumulation unit                        $     1.50    $     1.25   $      1.58  $     1.11   $      1.79
                                                             ==========    ==========   ===========  ==========   ===========

                                                                                  Segregated Asset Subaccounts

December 31, 2003 (continued)                                    EGD            EAG            EGN          EIN        EVA
Assets
Investments in shares of mutual funds and portfolios:
   at cost                                                   $6,209,116    $8,475,728    $6,846,019  $3,638,873   $13,921,059
                                                             ----------    ----------    ----------  ----------   -----------
   at market value                                           $5,413,317    $4,640,360    $5,524,097  $2,822,576   $ 9,786,129
Dividends receivable                                                 --            --            --          --            --
Accounts receivable from American Enterprise Life for
   contract purchase payments                                       879           982           293         162           239
Receivable from mutual funds and portfolios for share
   redemptions                                                       --            --         7,061       3,617        12,501
                                                             ----------    ----------    ----------  ----------   -----------
Total assets                                                  5,414,196     4,641,342     5,531,451   2,826,355     9,798,869
                                                              =========     =========     =========   =========     =========
Liabilities
Payable to American Enterprise Life for:
   Mortality and expense risk fee                                 6,037         5,266         6,304       3,229        11,162
   Administrative charge                                            724           632           757         388         1,339
   Contract terminations                                             --            --            --          --            --
Payable to mutual funds and portfolios for investments
   purchased                                                         --            --           293         162           239
                                                             ----------    ----------    ----------  ----------   -----------
Total liabilities                                                 6,761         5,898         7,354       3,779        12,740
                                                             ----------    ----------    ----------  ----------   -----------
Net assets applicable to contracts in accumulation
   period                                                     5,407,435     4,632,949     5,523,917   2,822,558     9,786,121
Net assets applicable to contracts in payment period                 --         2,495           180          18             8
                                                             ----------    ----------    ----------  ----------   -----------
Total net assets                                             $5,407,435    $4,635,444    $5,524,097  $2,822,576   $ 9,786,129
                                                             ==========    ==========    ==========  ==========   ===========
Accumulation units outstanding                                4,511,500     3,701,263     4,902,906   2,748,442     9,246,474
                                                              =========     =========     =========   =========     =========
Net asset value per accumulation unit                        $     1.20    $     1.25    $     1.13  $     1.03   $      1.06
                                                             ==========    ==========    ==========  ==========   ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
2    AEL PERSONAL PORTFOLIO PLUS2/AEL PERSONAL PORTFOLIO PLUS/
       AEL PERSONAL PORTFOLIO -- 2003 ANNUAL REPORT

Statements of Assets and Liabilities


                                                                                  Segregated Asset Subaccounts

December 31, 2003 (continued)                                    EIG            EVL            ESB          EWG        EEQ
Assets
Investments in shares of mutual funds and portfolios:
   at cost                                                   $2,187,631    $1,614,035   $12,042,660  $6,766,283    $1,651,468
                                                             ----------    ----------   -----------  ----------    ----------
   at market value                                           $2,020,872    $1,996,974   $11,461,611  $4,725,763    $1,535,945
Dividends receivable                                                 --            --            --          --            --
Accounts receivable from American Enterprise Life for
   contract purchase payments                                        --            --           314         192           218
Receivable from mutual funds and portfolios for share
   redemptions                                                    2,592         2,523        14,634       6,069         1,962
                                                             ----------    ----------   -----------  ----------    ----------
Total assets                                                  2,023,464     1,999,497    11,476,559   4,732,024     1,538,125
                                                              =========     =========    ==========   =========     =========
Liabilities
Payable to American Enterprise Life for:
   Mortality and expense risk fee                                 2,311         2,241        13,066       5,419         1,752
   Administrative charge                                            277           269         1,568         650           210
   Contract terminations                                              4            13            --          --            --
Payable to mutual funds and portfolios for investments
   purchased                                                         --            --           314         192           218
                                                             ----------    ----------   -----------  ----------    ----------
Total liabilities                                                 2,592         2,523        14,948       6,261         2,180
                                                             ----------    ----------   -----------  ----------    ----------
Net assets applicable to contracts in accumulation
   period                                                     2,020,872     1,996,871    11,461,243   4,719,660     1,535,793
Net assets applicable to contracts in payment period                 --           103           368       6,103           152
                                                             ----------    ----------   -----------  ----------    ----------
Total net assets                                             $2,020,872    $1,996,974   $11,461,611  $4,725,763    $1,535,945
                                                             ==========    ==========   ===========  ==========    ==========
Accumulation units outstanding                                1,719,773     1,280,375     7,217,359   3,908,848     1,312,556
                                                              =========     =========     =========   =========     =========
Net asset value per accumulation unit                        $     1.18    $     1.56   $      1.59  $     1.21    $     1.17
                                                             ==========    ==========   ===========  ==========    ==========

                                                                                  Segregated Asset Subaccounts

December 31, 2003 (continued)                                    EMD            ESC            EUS          EGR        EHI
Assets
Investments in shares of mutual funds and portfolios:
   at cost                                                   $6,321,243    $2,503,655    $5,209,445  $6,850,257    $3,633,812
                                                             ----------    ----------    ----------  ----------    ----------
   at market value                                           $6,407,548    $3,111,977    $5,391,698  $5,819,113    $3,175,775
Dividends receivable                                                 --            --         5,332          --            --
Accounts receivable from American Enterprise Life for
   contract purchase payments                                       301            86             3         212           294
Receivable from mutual funds and portfolios for share
   redemptions                                                    8,183         4,003         6,806       7,448         4,035
                                                             ----------    ----------    ----------  ----------    ----------
Total assets                                                  6,416,032     3,116,066     5,403,839   5,826,773     3,180,104
                                                              =========     =========     =========   =========     =========
Liabilities
Payable to American Enterprise Life for:
   Mortality and expense risk fee                                 7,306         3,574         6,069       6,650         3,603
   Administrative charge                                            877           429           728         798           432
   Contract terminations                                             --            --             9          --            --
Payable to mutual funds and portfolios for investments
   purchased                                                        301            86         5,335         212           294
                                                             ----------    ----------    ----------  ----------    ----------
Total liabilities                                                 8,484         4,089        12,141       7,660         4,329
                                                             ----------    ----------    ----------  ----------    ----------
Net assets applicable to contracts in accumulation
   period                                                     6,402,491     3,111,977     5,372,787   5,819,113     3,175,775
Net assets applicable to contracts in payment period              5,057            --        18,911          --            --
                                                             ----------    ----------    ----------  ----------    ----------
Total net assets                                             $6,407,548    $3,111,977    $5,391,698  $5,819,113    $3,175,775
                                                             ==========    ==========    ==========  ==========    ==========
Accumulation units outstanding                                3,073,912     2,149,183     3,605,982   4,247,336     2,742,244
                                                              =========     =========     =========   =========     =========
Net asset value per accumulation unit                        $     2.08    $     1.45    $     1.49  $     1.37    $     1.16
                                                             ==========    ==========    ==========  ==========    ==========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
3    AEL PERSONAL PORTFOLIO PLUS2/AEL PERSONAL PORTFOLIO PLUS/
       AEL PERSONAL PORTFOLIO -- 2003 ANNUAL REPORT

Statements of Assets and Liabilities
                                                                                  Segregated Asset Subaccounts

December 31, 2003 (continued)                                    EDI            EPD            EGI          EPG        EHY
Assets
Investments in shares of mutual funds and portfolios:
   at cost                                                   $6,012,994    $3,167,930   $12,217,514  $6,634,193    $3,218,837
                                                             ----------    ----------   -----------  ----------    ----------
   at market value                                           $5,658,476    $3,137,782   $11,420,705  $6,101,667    $2,459,628
Dividends receivable                                                 --            --            --          --            --
Accounts receivable from American Enterprise Life for
   contract purchase payments                                     6,608            --         3,607          --           283
Receivable from mutual funds and portfolios for share
   redemptions                                                    7,176         3,982        14,580       7,788         3,141
                                                             ----------    ----------   -----------  ----------    ----------
Total assets                                                  5,672,260     3,141,764    11,438,892   6,109,455     2,463,052
                                                              =========     =========    ==========   =========     =========
Liabilities
Payable to American Enterprise Life for:
   Mortality and expense risk fee                                 6,407         3,555        13,018       6,954         2,804
   Administrative charge                                            769           427         1,562         834           337
   Contract terminations                                             --            --            --          --            --
Payable to mutual funds and portfolios for investments
   purchased                                                      6,608            --         3,607          --           283
                                                             ----------    ----------   -----------  ----------    ----------
Total liabilities                                                13,784         3,982        18,187       7,788         3,424
                                                             ----------    ----------   -----------  ----------    ----------
Net assets applicable to contracts in accumulation
   period                                                     5,647,710     3,137,782    11,418,295   6,101,667     2,456,847
Net assets applicable to contracts in payment period             10,766            --         2,410          --         2,781
                                                             ----------    ----------   -----------  ----------    ----------
Total net assets                                             $5,658,476    $3,137,782   $11,420,705  $6,101,667    $2,459,628
                                                             ==========    ==========   ===========  ==========    ==========
Accumulation units outstanding                                3,536,356     2,512,279     5,362,243   5,239,043     1,564,331
                                                              =========     =========     =========   =========     =========
Net asset value per accumulation unit                        $     1.60    $     1.25   $      2.13  $     1.16    $     1.57
                                                             ==========    ==========   ===========  ==========    ==========


                                                                                              Segregated Asset Subaccounts

December 31, 2003 (continued)                                                                  EPH          ENO        EPV
Assets
Investments in shares of mutual funds and portfolios:
   at cost                                                                               $1,750,383  $8,008,729    $8,063,254
                                                                                         ----------  ----------    ----------
   at market value                                                                       $1,477,724  $5,857,914    $4,372,730
Dividends receivable                                                                             --          --            --
Accounts receivable from American Enterprise Life for
   contract purchase payments                                                                     3         699           515
Receivable from mutual funds and portfolios for share
   redemptions                                                                                1,880       7,534         5,592
                                                                                         ----------  ----------    ----------
Total assets                                                                              1,479,607   5,866,147     4,378,837
                                                                                          =========   =========     =========
Liabilities
Payable to American Enterprise Life for:
   Mortality and expense risk fee                                                             1,679       6,727         4,993
   Administrative charge                                                                        201         807           599
   Contract terminations                                                                         --          --            --
Payable to mutual funds and portfolios for investments
   purchased                                                                                      3         699           515
                                                                                         ----------  ----------    ----------
Total liabilities                                                                             1,883       8,233         6,107
                                                                                         ----------  ----------    ----------
Net assets applicable to contracts in accumulation
   period                                                                                 1,477,724   5,857,914     4,372,730
Net assets applicable to contracts in payment period                                             --          --            --
                                                                                         ----------  ----------    ----------
Total net assets                                                                         $1,477,724  $5,857,914    $4,372,730
                                                                                         ==========  ==========    ==========
Accumulation units outstanding                                                            1,245,703   3,441,689     3,644,935
                                                                                          =========   =========     =========
Net asset value per accumulation unit                                                    $     1.19  $     1.70    $     1.20
                                                                                         ==========  ==========    ==========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
4    AEL PERSONAL PORTFOLIO PLUS2/AEL PERSONAL PORTFOLIO PLUS/
       AEL PERSONAL PORTFOLIO -- 2003 ANNUAL REPORT

Statements of Operations
                                                                                  Segregated Asset Subaccounts

Year ended December 31, 2003                                     ECR            EMS            ESI          EIE        EMG
Investment income

Dividend income from mutual funds and portfolios             $   39,993   $    43,374    $  396,826    $ 18,623    $  188,024
Variable account expenses                                        90,099       116,797       155,079      28,277       117,154
                                                                 ------       -------       -------      ------       -------
Investment income (loss) -- net                                 (50,106)      (73,423)      241,747      (9,654)       70,870
                                                                =======       =======       =======      ======        ======
Realized and unrealized gain (loss) on investments -- net
Realized gain (loss) on sales of investments in mutual
   funds and portfolios:
   Proceeds from sales                                          831,771    14,776,151     1,733,725     253,601       949,876
   Cost of investments sold                                   1,349,935    14,776,159     1,788,090     496,473     1,323,977
                                                              ---------    ----------     ---------     -------     ---------
Net realized gain (loss) on sales of investments               (518,164)           (8)      (54,365)   (242,872)     (374,101)
Distributions from capital gains                                     --            --            --          --            --
Net change in unrealized appreciation or depreciation of
   investments                                                2,128,204             9       137,197     740,853     1,736,938
                                                             ----------   -----------    ----------    --------    ----------
Net gain (loss) on investments                                1,610,040             1        82,832     497,981     1,362,837
                                                             ----------   -----------    ----------    --------    ----------
Net increase (decrease) in net assets resulting from
   operations                                                $1,559,934   $   (73,422)   $  324,579    $488,327    $1,433,707
                                                             ==========   ===========    ==========    ========    ==========

                                                                                  Segregated Asset Subaccounts

Year ended December 31, 2003 (continued)                         EGD            EAG            EGN          EIN        EVA
Investment income

Dividend income from mutual funds and portfolios             $   29,894     $      --    $   50,398   $  13,507    $   27,061
Variable account expenses                                        62,306        60,393        71,519      34,501       127,683
                                                             ----------    ----------    ----------   ---------    ----------
Investment income (loss) -- net                                 (32,412)      (60,393)      (21,121)    (20,994)     (100,622)
                                                                =======       =======       =======     =======      ========
Realized and unrealized gain (loss) on investments -- net
Realized gain (loss) on sales of investments in mutual
   funds and portfolios:
   Proceeds from sales                                          505,548       537,701       822,472     316,617     1,211,878
   Cost of investments sold                                     678,779     1,132,817     1,208,502     507,454     2,006,878
                                                             ----------    ----------    ----------   ---------    ----------
Net realized gain (loss) on sales of investments               (173,231)     (595,116)     (386,030)   (190,837)     (795,000)
Distributions from capital gains                                     --            --            --          --            --
Net change in unrealized appreciation or depreciation of
   investments                                                1,134,727     1,684,605     1,447,126     818,355     2,803,478
                                                             ----------    ----------    ----------   ---------    ----------
Net gain (loss) on investments                                  961,496     1,089,489     1,061,096     627,518     2,008,478
                                                             ----------    ----------    ----------   ---------    ----------
Net increase (decrease) in net assets resulting from
   operations                                                $  929,084    $1,029,096    $1,039,975   $ 606,524    $1,907,856
                                                             ==========    ==========    ==========   =========    ==========

                                                                                 Segregated Asset Subaccounts

Year ended December 31, 2003 (continued)                         EIG            EVL            ESB          EWG        EEQ
Investment income

Dividend income from mutual funds and portfolios               $ 24,081      $ 19,691    $  242,432    $ 46,937      $ 19,184
Variable account expenses                                        25,550        24,854       155,928      59,956        19,779
                                                               --------      --------    ----------    --------      --------
Investment income (loss) -- net                                  (1,469)       (5,163)       86,504     (13,019)         (595)
                                                                 ======        ======        ======     =======          ====
Realized and unrealized gain (loss) on investments -- net
Realized gain (loss) on sales of investments in mutual
   funds and portfolios:
   Proceeds from sales                                          271,978       312,388     1,705,891     532,543       209,452
   Cost of investments sold                                     357,638       304,871     1,941,523     908,859       271,414
                                                               --------      --------    ----------    --------      --------
Net realized gain (loss) on sales of investments                (85,660)        7,517      (235,632)   (376,316)      (61,962)
Distributions from capital gains                                     --            --            --          --            --
Net change in unrealized appreciation or depreciation of
   investments                                                  531,273       423,892     1,448,742   1,261,226       396,212
                                                               --------      --------    ----------    --------      --------
Net gain (loss) on investments                                  445,613       431,409     1,213,110     884,910       334,250
                                                               --------      --------    ----------    --------      --------
Net increase (decrease) in net assets resulting from
   operations                                                  $444,144      $426,246    $1,299,614    $871,891      $333,655
                                                               ========      ========    ==========    ========      ========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
5    AEL PERSONAL PORTFOLIO PLUS2/AEL PERSONAL PORTFOLIO PLUS/
       AEL PERSONAL PORTFOLIO -- 2003 ANNUAL REPORT

Statements of Operations
                                                                                  Segregated Asset Subaccounts

Year ended December 31, 2003 (continued)                         EMD            ESC            EUS          EGR        EHI
Investment income
Dividend income from mutual funds and portfolios             $  113,295      $  1,344     $ 231,256  $   20,080      $217,852
Variable account expenses                                        85,287        37,614       147,173      72,269        42,702
                                                             ----------      --------     ---------  ----------      --------
Investment income (loss) -- net                                  28,008       (36,270)       84,083     (52,189)      175,150
                                                             ==========      ========     =========  ==========      ========
Realized and unrealized gain (loss) on investments -- net
Realized gain (loss) on sales of investments in mutual
   funds and portfolios:
   Proceeds from sales                                          946,837       344,888       634,359     676,467       448,691
   Cost of investments sold                                   1,081,079       351,236       604,964     964,330       569,969
                                                             ----------      --------     ---------  ----------      --------
Net realized gain (loss) on sales of investments               (134,242)       (6,348)       29,395    (287,863)     (121,278)
Distributions from capital gains                                     --            --        69,636          --            --
Net change in unrealized appreciation or depreciation of
   investments                                                1,203,482       963,248      (185,029)  1,660,568       550,774
                                                             ----------      --------     ---------  ----------      --------
Net gain (loss) on investments                                1,069,240       956,900       (85,998)  1,372,705       429,496
                                                             ----------      --------     ---------  ----------      --------
Net increase (decrease) in net assets resulting from
   operations                                                $1,097,248      $920,630     $  (1,915) $1,320,516      $604,646
                                                             ==========      ========     =========  ==========      ========

                                                                                 Segregated Asset Subaccounts

Year ended December 31, 2003 (continued)                         EDI            EPD            EGI          EPG        EHY
Investment income

Dividend income from mutual funds and portfolios             $  525,160      $272,988    $  218,267  $   99,501     $ 264,448
Variable account expenses                                        79,809        42,745       146,193      77,305        34,280
                                                             ----------      --------    ----------  ----------     ---------
Investment income (loss) -- net                                 445,351       230,243        72,074      22,196       230,168
                                                             ==========      ========    ==========  ==========     =========
Realized and unrealized gain (loss) on investments -- net
Realized gain (loss) on sales of investments in mutual
   funds and portfolios:
   Proceeds from sales                                        1,090,246       493,712     1,548,242     783,713       512,134
   Cost of investments sold                                   1,246,013       538,485     1,995,279   1,023,910       740,704
                                                             ----------      --------    ----------  ----------     ---------
Net realized gain (loss) on sales of investments               (155,767)      (44,773)     (447,037)   (240,197)     (228,570)
Distributions from capital gains                                     --            --            --          --            --
Net change in unrealized appreciation or depreciation of
   investments                                                  674,153       324,846     2,775,711   1,476,540       540,035
                                                             ----------      --------    ----------  ----------     ---------
Net gain (loss) on investments                                  518,386       280,073     2,328,674   1,236,343       311,465
                                                             ----------      --------    ----------  ----------     ---------
Net increase (decrease) in net assets resulting from
   operations                                                $  963,737      $510,316    $2,400,748  $1,258,539     $ 541,633
                                                             ==========      ========    ==========  ==========     =========

                                                                                               Segregated Asset Subaccounts

Year ended December 31, 2003 (continued)                                                       EPH          ENO        EPV
Investment income

Dividend income from mutual funds and portfolios                                           $147,011   $      --    $   15,720
Variable account expenses                                                                    19,635      77,968        57,396
                                                                                           --------  ----------    ----------
Investment income (loss) -- net                                                             127,376     (77,968)      (41,676)
                                                                                           ========  ==========    ==========
Realized and unrealized gain (loss) on investments -- net
Realized gain (loss) on sales of investments in mutual
   funds and portfolios:
   Proceeds from sales                                                                      216,733   1,046,036       568,391
   Cost of investments sold                                                                 286,408   1,715,809     1,211,696
                                                                                           --------  ----------    ----------
Net realized gain (loss) on sales of investments                                            (69,675)   (669,773)     (643,305)
Distributions from capital gains                                                                 --          --            --
Net change in unrealized appreciation or depreciation of
   investments                                                                              248,743   2,211,785     1,537,359
                                                                                           --------  ----------    ----------
Net gain (loss) on investments                                                              179,068   1,542,012       894,054
                                                                                           --------  ----------    ----------
Net increase (decrease) in net assets resulting from
   operations                                                                              $306,444  $1,464,044    $  852,378
                                                                                           ========  ==========    ==========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
6    AEL PERSONAL PORTFOLIO PLUS2/AEL PERSONAL PORTFOLIO PLUS/
       AEL PERSONAL PORTFOLIO -- 2003 ANNUAL REPORT

Statements of Changes in Net Assets
                                                                                  Segregated Asset Subaccounts

Year ended December 31, 2003                                     ECR            EMS            ESI          EIE        EMG
Operations
Investment income (loss) -- net                              $  (50,106)  $   (73,423)  $   241,747  $   (9,654)   $   70,870
Net realized gain (loss) on sales of investments               (518,164)           (8)      (54,365)   (242,872)     (374,101)
Distributions from capital gains                                     --            --            --          --            --
Net change in unrealized appreciation or depreciation of
   investments                                                2,128,204             9       137,197     740,853     1,736,938
                                                             ----------   -----------   -----------  ----------    ----------
Net increase (decrease) in net assets resulting from
   operations                                                 1,559,934       (73,422)      324,579     488,327     1,433,707
                                                              =========       =======       =======     =======     =========
Contract transactions
Contract purchase payments                                       32,534       784,279       684,536       6,596        93,483
Net transfers(1)                                                 (7,957)   (3,953,587)      179,496      41,440       213,447
Adjustments to net assets allocated to contracts in
   payout period                                                   (388)           --        (1,055)       (171)         (771)
Contract terminations:
   Surrender benefits and contract charges                     (585,478)     (970,678)     (982,789)   (199,005)     (721,027)
   Death benefits                                               (26,992)      (28,031)     (110,134)    (10,056)      (47,253)
                                                             ----------   -----------   -----------  ----------    ----------
Increase (decrease) from contract transactions                 (588,281)   (4,168,017)     (229,946)   (161,196)     (462,121)
                                                             ----------   -----------   -----------  ----------    ----------
Net assets at beginning of year                               6,015,366    10,805,761    11,131,424   1,981,419     8,062,966
                                                             ----------   -----------   -----------  ----------    ----------
Net assets at end of year                                    $6,987,019   $ 6,564,322   $11,226,057  $2,308,550    $9,034,552
                                                             ==========   ===========   ===========  ==========    ==========
Accumulation unit activity
Units outstanding at beginning of year                        5,115,617     8,571,906     7,272,250   2,254,263     5,336,150
Contract purchase payments                                       24,497       624,145       437,497       7,356        57,417
Net transfers(1)                                                 (9,172)   (3,146,589)      110,883      46,099       126,262
Contract terminations:
   Surrender benefits and contract charges                     (446,587)     (772,949)     (631,264)   (217,360)     (448,017)
   Death benefits                                               (21,016)      (22,264)      (70,714)    (10,664)      (29,293)
                                                             ----------   -----------   -----------  ----------    ----------
Units outstanding at end of year                              4,663,339     5,254,249     7,118,652   2,079,694     5,042,519
                                                              =========     =========     =========   =========     =========

                                                                                 Segregated Asset Subaccounts

Year ended December 31, 2003 (continued)                         EGD            EAG            EGN          EIN        EVA
Operations

Investment income (loss) -- net                              $  (32,412)   $  (60,393)   $  (21,121) $  (20,994)  $  (100,622)
Net realized gain (loss) on sales of investments               (173,231)     (595,116)     (386,030)   (190,837)     (795,000)
Distributions from capital gains                                     --            --            --          --            --
Net change in unrealized appreciation or depreciation of
   investments                                                1,134,727     1,684,605     1,447,126     818,355     2,803,478
                                                             ----------    ----------    ----------  ----------   -----------
Net increase (decrease) in net assets resulting from
   operations                                                   929,084     1,029,096     1,039,975     606,524     1,907,856
                                                                =======     =========     =========     =======     =========
Contract transactions
Contract purchase payments                                      595,039        12,040        10,192       8,628         7,843
Net transfers(1)                                                361,154        39,402      (207,181)     65,620      (151,874)
Adjustments to net assets allocated to contracts in
   payout period                                                     --          (243)           --          --            --
Contract terminations:
   Surrender benefits and contract charges                     (310,129)     (378,251)     (407,967)   (239,248)     (605,266)
   Death benefits                                               (12,265)      (21,544)      (70,970)    (14,306)     (144,687)
                                                             ----------    ----------    ----------  ----------   -----------
Increase (decrease) from contract transactions                  633,799      (348,596)     (675,926)   (179,306)     (893,984)
                                                             ----------    ----------    ----------  ----------   -----------
Net assets at beginning of year                               3,844,552     3,954,944     5,160,048   2,395,358     8,772,257
                                                             ----------    ----------    ----------  ----------   -----------
Net assets at end of year                                    $5,407,435    $4,635,444    $5,524,097  $2,822,576   $ 9,786,129
                                                             ==========    ==========    ==========  ==========   ===========
Accumulation unit activity
Units outstanding at beginning of year                        3,938,306     4,010,580     5,619,105   2,968,203    10,223,387
Contract purchase payments                                      554,614        11,307        10,842      10,190         8,085
Net transfers(1)                                                320,248        42,326      (234,609)     69,847      (175,582)
Contract terminations:
   Surrender benefits and contract charges                     (290,338)     (343,024)     (420,559)   (283,049)     (658,714)
   Death benefits                                               (11,330)      (19,926)      (71,873)    (16,749)     (150,702)
                                                             ----------    ----------    ----------  ----------   -----------
Units outstanding at end of year                              4,511,500     3,701,263     4,902,906   2,748,442     9,246,474
                                                              =========     =========     =========   =========     =========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
7    AEL PERSONAL PORTFOLIO PLUS2/AEL PERSONAL PORTFOLIO PLUS/
       AEL PERSONAL PORTFOLIO -- 2003 ANNUAL REPORT

Statements of Changes in Net Assets
                                                                                 Segregated Asset Subaccounts

Year ended December 31, 2003 (continued)                         EIG            EVL            ESB          EWG        EEQ
Operations
Investment income (loss) -- net                              $   (1,469)   $   (5,163)  $    86,504  $  (13,019)   $     (595)
Net realized gain (loss) on sales of investments                (85,660)        7,517      (235,632)   (376,316)      (61,962)
Distributions from capital gains                                     --            --            --          --            --
Net change in unrealized appreciation or depreciation of
   investments                                                  531,273       423,892     1,448,742   1,261,226       396,212
                                                             ----------    ----------   -----------  ----------    ----------
Net increase (decrease) in net assets resulting from
   operations                                                   444,144       426,246     1,299,614     871,891       333,655
                                                                =======       =======     =========     =======       =======
Contract transactions
Contract purchase payments                                        2,492         3,732        35,132      17,161         5,044
Net transfers(1)                                                 10,007       (25,380)     (147,699)    (76,382)      (22,427)
Adjustments to net assets allocated to contracts in
   payout period                                                     --            --            --          --            --
Contract terminations:
   Surrender benefits and contract charges                     (138,073)     (165,843)     (914,804)   (287,577)     (131,750)
   Death benefits                                               (63,787)       (9,486)     (243,560)    (55,836)       (7,438)
                                                             ----------    ----------   -----------  ----------    ----------
Increase (decrease) from contract transactions                 (189,361)     (196,977)   (1,270,931)   (402,634)     (156,571)
                                                             ----------    ----------   -----------  ----------    ----------
Net assets at beginning of year                               1,766,089     1,767,705    11,432,928   4,256,506     1,358,861
                                                             ----------    ----------   -----------  ----------    ----------
Net assets at end of year                                    $2,020,872    $1,996,974   $11,461,611  $4,725,763    $1,535,945
                                                             ==========    ==========   ===========  ==========    ==========
Accumulation unit activity
Units outstanding at beginning of year                        1,914,977     1,440,064     8,096,351   4,304,761     1,472,837
Contract purchase payments                                        2,707         3,016        25,032      17,670         5,153
Net transfers(1)                                                 13,476       (26,153)     (111,900)    (79,104)      (24,962)
Contract terminations:
   Surrender benefits and contract charges                     (141,973)     (129,454)     (622,600)   (281,444)     (133,243)
   Death benefits                                               (69,414)       (7,098)     (169,524)    (53,035)       (7,229)
                                                             ----------    ----------   -----------  ----------    ----------
Units outstanding at end of year                              1,719,773     1,280,375     7,217,359   3,908,848     1,312,556
                                                              =========     =========     =========   =========     =========

                                                                                 Segregated Asset Subaccounts

Year ended December 31, 2003 (continued)                         EMD            ESC            EUS          EGR        EHI
Operations

Investment income (loss) -- net                              $   28,008    $  (36,270)   $   84,083  $  (52,189)   $  175,150
Net realized gain (loss) on sales of investments               (134,242)       (6,348)       29,395    (287,863)     (121,278)
Distributions from capital gains                                     --            --        69,636          --            --
Net change in unrealized appreciation or depreciation of
   investments                                                1,203,482       963,248      (185,029)  1,660,568       550,774
                                                             ----------    ----------    ----------  ----------    ----------
Net increase (decrease) in net assets resulting from
   operations                                                 1,097,248       920,630        (1,915)  1,320,516       604,646
                                                              =========       =======        ======   =========       =======
Contract transactions
Contract purchase payments                                       19,843         7,424         6,148      13,657         6,225
Net transfers(1)                                                (75,548)       10,565       217,089     132,953       (86,346)
Adjustments to net assets allocated to contracts in
   payout period                                                   (335)           --          (723)         --            --
Contract terminations:
   Surrender benefits and contract charges                     (670,540)     (214,851)     (353,506)   (455,775)     (207,454)
   Death benefits                                               (48,466)      (11,622)      (42,146)    (46,012)      (45,329)
                                                             ----------    ----------    ----------  ----------    ----------
Increase (decrease) from contract transactions                 (775,046)     (208,484)     (173,138)   (355,177)     (332,904)
                                                             ----------    ----------    ----------  ----------    ----------
Net assets at beginning of year                               6,085,346     2,399,831     5,566,751   4,853,774     2,904,033
                                                             ----------    ----------    ----------  ----------    ----------
Net assets at end of year                                    $6,407,548    $3,111,977    $5,391,698  $5,819,113    $3,175,775
                                                             ==========    ==========    ==========  ==========    ==========
Accumulation unit activity
Units outstanding at beginning of year                        3,505,096     2,331,291     3,728,040   4,574,356     3,064,878
Contract purchase payments                                       10,972         6,698         4,170      12,086         6,035
Net transfers(1)                                                (47,906)        9,125       138,837      92,771       (88,336)
Contract terminations:
   Surrender benefits and contract charges                     (368,659)     (188,248)     (236,779)   (392,096)     (197,440)
   Death benefits                                               (25,591)       (9,683)      (28,286)    (39,781)      (42,893)
                                                             ----------    ----------    ----------  ----------    ----------
Units outstanding at end of year                              3,073,912     2,149,183     3,605,982   4,247,336     2,742,244
                                                              =========     =========     =========   =========     =========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
8    AEL PERSONAL PORTFOLIO PLUS2/AEL PERSONAL PORTFOLIO PLUS/
       AEL PERSONAL PORTFOLIO -- 2003 ANNUAL REPORT

Statements of Changes in Net Assets
                                                                                  Segregated Asset Subaccounts

Year ended December 31, 2003 (continued)                         EDI            EPD            EGI          EPG        EHY
Operations
Investment income (loss) -- net                              $  445,351    $  230,243   $    72,074  $   22,196    $  230,168
Net realized gain (loss) on sales of investments               (155,767)      (44,773)     (447,037)   (240,197)     (228,570)
Distributions from capital gains                                     --            --            --          --            --
Net change in unrealized appreciation or depreciation of
   investments                                                  674,153       324,846     2,775,711   1,476,540       540,035
                                                             ----------    ----------   -----------  ----------    ----------
Net increase (decrease) in net assets resulting from
   operations                                                   963,737       510,316     2,400,748   1,258,539       541,633
                                                                =======       =======     =========   =========       =======
Contract transactions
Contract purchase payments                                        8,538         5,518        33,019     115,254         4,857
Net transfers(1)                                               (332,165)     (176,201)      (82,973)   (126,824)     (152,884)
Adjustments to net assets allocated to contracts in
   payout period                                                   (902)           --          (571)         --          (259)
Contract terminations:
   Surrender benefits and contract charges                     (601,123)     (182,950)   (1,167,894)   (407,571)     (293,962)
   Death benefits                                               (19,520)      (49,182)      (57,625)    (28,601)      (24,886)
                                                             ----------    ----------   -----------  ----------    ----------
Increase (decrease) from contract transactions                 (945,172)     (402,815)   (1,276,044)   (447,742)     (467,134)
                                                             ----------    ----------   -----------  ----------    ----------
Net assets at beginning of year                               5,639,911     3,030,281    10,296,001   5,290,870     2,385,129
                                                             ----------    ----------   -----------  ----------    ----------
Net assets at end of year                                    $5,658,476    $3,137,782   $11,420,705  $6,101,667    $2,459,628
                                                             ==========    ==========   ===========  ==========    ==========
Accumulation unit activity
Units outstanding at beginning of year                        4,181,040     2,872,169     6,087,026   5,706,345     1,897,779
Contract purchase payments                                        5,747         5,094        18,803     111,620         3,398
Net transfers(1)                                               (227,815)     (160,412)      (53,765)   (140,013)     (110,886)
Contract terminations:
   Surrender benefits and contract charges                     (409,712)     (161,041)     (657,905)   (410,390)     (208,301)
   Death benefits                                               (12,904)      (43,531)      (31,916)    (28,519)      (17,659)
                                                             ----------    ----------   -----------  ----------    ----------
Units outstanding at end of year                              3,536,356     2,512,279     5,362,243   5,239,043     1,564,331
                                                              =========     =========     =========   =========     =========

                                                                                              Segregated Asset Subaccounts

Year ended December 31, 2003 (continued)                                                       EPH          ENO        EPV
Operations
Investment income (loss) -- net                                                          $  127,376  $  (77,968)   $  (41,676)
Net realized gain (loss) on sales of investments                                            (69,675)   (669,773)     (643,305)
Distributions from capital gains                                                                 --          --            --
Net change in unrealized appreciation or depreciation of
   investments                                                                              248,743   2,211,785     1,537,359
                                                                                         ----------  ----------    ----------
Net increase (decrease) in net assets resulting from
   operations                                                                               306,444   1,464,044       852,378
                                                                                            =======   =========       =======
Contract transactions
Contract purchase payments                                                                    2,961      21,067         8,923
Net transfers(1)                                                                            (73,370)   (301,334)     (175,780)
Adjustments to net assets allocated to contracts in
   payout period                                                                                 --         (33)           --
Contract terminations:
   Surrender benefits and contract charges                                                  (86,463)   (606,091)     (247,327)
   Death benefits                                                                           (11,205)    (26,257)      (39,109)
                                                                                         ----------  ----------    ----------
Increase (decrease) from contract transactions                                             (168,077)   (912,648)     (453,293)
                                                                                         ----------  ----------    ----------
Net assets at beginning of year                                                           1,339,357   5,306,518     3,973,645
                                                                                         ----------  ----------    ----------
Net assets at end of year                                                                $1,477,724  $5,857,914    $4,372,730
                                                                                         ==========  ==========    ==========
Accumulation unit activity
Units outstanding at beginning of year                                                    1,408,848   4,079,325     4,079,873
Contract purchase payments                                                                    2,941      15,474         8,733
Net transfers(1)                                                                            (73,442)   (220,929)     (168,652)
Contract terminations:
   Surrender benefits and contract charges                                                  (82,363)   (413,672)     (237,734)
   Death benefits                                                                           (10,281)    (18,509)      (37,285)
                                                                                         ----------  ----------    ----------
Units outstanding at end of year                                                          1,245,703   3,441,689     3,644,935
                                                                                          =========   =========     =========

(1)  Includes  transfer  activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
9    AEL PERSONAL PORTFOLIO PLUS2/AEL PERSONAL PORTFOLIO PLUS/
       AEL PERSONAL PORTFOLIO -- 2003 ANNUAL REPORT

Statements of Changes in Net Assets
                                                                                 Segregated Asset Subaccounts

Year ended December 31, 2002                                     ECR            EMS            ESI          EIE        EMG
Operations
Investment income (loss) -- net                             $   (64,875)  $   (26,055)  $   451,572  $  (10,299)  $   111,490
Net realized gain (loss) on sales of investments               (898,219)         (276)     (239,959)   (491,125)     (816,345)
Distributions from capital gains                                657,303            --            --       5,763       875,175
Net change in unrealized appreciation or depreciation of
   investments                                               (1,726,935)          277       248,600     (33,600)   (1,709,436)
                                                            -----------   -----------   -----------  ----------   -----------
Net increase (decrease) in net assets resulting from
   operations                                                (2,032,726)      (26,054)      460,213    (529,261)   (1,539,116)
                                                             ==========       =======       =======    ========    ==========
Contract transactions
Contract purchase payments                                       30,404       853,847       115,240      12,231        34,509
Net transfers(1)                                               (196,332)    2,798,540      (778,583)    (33,009)     (391,030)
Annuity payments                                                   (415)           --        (1,056)       (190)         (805)
Contract terminations:
   Surrender benefits and contract charges                     (912,899)   (3,346,521)   (1,595,989)   (417,771)   (1,197,091)
   Death benefits                                               (76,947)      (99,291)     (190,739)    (28,757)     (110,644)
                                                            -----------   -----------   -----------  ----------   -----------
Increase (decrease) from contract transactions               (1,156,189)      206,575    (2,451,127)   (467,496)   (1,665,061)
                                                            -----------   -----------   -----------  ----------   -----------
Net assets at beginning of year                               9,204,281    10,625,240    13,122,338   2,978,176    11,267,143
                                                            -----------   -----------   -----------  ----------   -----------
Net assets at end of year                                   $ 6,015,366   $10,805,761   $11,131,424  $1,981,419   $ 8,062,966
                                                            ===========   ===========   ===========  ==========   ===========
Accumulation unit activity
Units outstanding at beginning of year                        6,018,616     8,408,678     8,923,249   2,732,609     6,403,672
Contract purchase payments                                       22,795       677,567        77,390      12,130        22,370
Net transfers(1)                                               (173,273)    2,206,965      (530,376)    (49,989)     (260,793)
Contract terminations:
   Surrender benefits and contract charges                     (695,803)   (2,642,707)   (1,069,075)   (411,431)     (762,133)
   Death benefits                                               (56,718)      (78,597)     (128,938)    (29,056)      (66,966)
                                                            -----------   -----------   -----------  ----------   -----------
Units outstanding at end of year                              5,115,617     8,571,906     7,272,250   2,254,263     5,336,150
                                                              =========     =========     =========   =========     =========

                                                                                 Segregated Asset Subaccounts

Year ended December 31, 2002 (continued)                         EGD            EAG            EGN          EIN        EVA
Operations
Investment income (loss) -- net                             $   (41,131)  $   (68,375)  $   (69,690) $  (26,423)  $  (121,200)
Net realized gain (loss) on sales of investments               (389,272)     (890,331)     (652,570)   (368,667)   (1,307,825)
Distributions from capital gains                                  4,843            --            --          --            --
Net change in unrealized appreciation or depreciation of
   investments                                                 (835,351)   (1,133,826)     (491,261)   (157,349)   (3,065,392)
                                                            -----------   -----------   -----------  ----------   -----------
Net increase (decrease) in net assets resulting from
   operations                                                (1,260,911)   (2,092,532)   (1,213,521)   (552,439)   (4,494,417)
                                                             ==========    ==========    ==========    ========    ==========
Contract transactions
Contract purchase payments                                       98,844        64,190        31,071      19,913       187,503
Net transfers(1)                                                 19,201       242,758      (510,994)   (160,297)     (571,168)
Annuity payments                                                     --          (270)           --          --            --
Contract terminations:
   Surrender benefits and contract charges                     (351,159)     (604,326)     (705,944)   (397,440)     (848,859)
   Death benefits                                               (31,761)      (37,966)      (82,228)    (24,560)     (117,677)
                                                            -----------   -----------   -----------  ----------   -----------
Increase (decrease) from contract transactions                 (264,875)     (335,614)   (1,268,095)   (562,384)   (1,350,201)
                                                            -----------   -----------   -----------  ----------   -----------
Net assets at beginning of year                               5,370,338     6,383,090     7,641,664   3,510,181    14,616,875
                                                            -----------   -----------   -----------  ----------   -----------
Net assets at end of year                                   $ 3,844,552   $ 3,954,944   $ 5,160,048  $2,395,358   $ 8,772,257
                                                            ===========   ===========   ===========  ==========   ===========
Accumulation unit activity
Units outstanding at beginning of year                        4,236,699     4,342,844     6,926,518   3,616,046    11,706,176
Contract purchase payments                                       92,519        50,930        30,285      21,621       151,341
Net transfers(1)                                                (43,333)      174,039      (542,842)   (195,933)     (680,064)
Contract terminations:
   Surrender benefits and contract charges                     (320,023)     (526,325)     (711,728)   (446,509)     (833,967)
   Death benefits                                               (27,556)      (30,908)      (83,128)    (27,022)     (120,099)
                                                            -----------   -----------   -----------  ----------   -----------
Units outstanding at end of year                              3,938,306     4,010,580     5,619,105   2,968,203    10,223,387
                                                              =========     =========     =========   =========    ==========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
10    AEL PERSONAL PORTFOLIO PLUS2/AEL PERSONAL PORTFOLIO PLUS/
       AEL PERSONAL PORTFOLIO -- 2003 ANNUAL REPORT

Statements of Changes in Net Assets
                                                                                  Segregated Asset Subaccounts

Year ended December 31, 2002 (continued)                         EIG            EVL            ESB          EWG        EEQ
Operations
Investment income (loss) -- net                              $   (6,025)   $  (10,016)  $   124,290 $   (29,459)   $   (7,944)
Net realized gain (loss) on sales of investments                (92,181)       13,029      (420,812)   (743,461)      (80,981)
Distributions from capital gains                                     --       129,421            --          --        13,587
Net change in unrealized appreciation or depreciation of
   investments                                                 (394,536)     (466,728)     (816,518) (1,008,548)     (362,586)
                                                             ----------    ----------   ----------- -----------    ----------
Net increase (decrease) in net assets resulting from
   operations                                                  (492,742)     (334,294)   (1,113,040) (1,781,468)     (437,924)
                                                               ========      ========    ==========  ==========      ========
Contract transactions
Contract purchase payments                                       22,511         9,740        56,724      39,991         9,709
Net transfers(1)                                                (67,738)     (123,744)   (1,163,039)   (515,016)      (82,516)
Annuity payments                                                     --            --            --          --            --
Contract terminations:
   Surrender benefits and contract charges                     (162,995)     (207,272)   (1,271,989)   (593,964)     (173,990)
   Death benefits                                                (8,196)      (26,083)     (230,919)    (54,225)      (21,887)
                                                             ----------    ----------   ----------- -----------    ----------
Increase (decrease) from contract transactions                 (216,418)     (347,359)   (2,609,223) (1,123,214)     (268,684)
                                                             ----------    ----------   ----------- -----------    ----------
Net assets at beginning of year                               2,475,249     2,449,358    15,155,191   7,161,188     2,065,469
                                                             ----------    ----------   ----------- -----------    ----------
Net assets at end of year                                    $1,766,089    $1,767,705   $11,432,928 $ 4,256,506    $1,358,861
                                                             ==========    ==========   =========== ===========    ==========
Accumulation unit activity
Units outstanding at beginning of year                        2,133,963     1,719,424     9,901,125   5,321,560     1,733,712
Contract purchase payments                                       23,348         7,260        38,121      33,464         9,194
Net transfers(1)                                                (73,235)     (110,403)     (811,965)   (479,588)      (80,799)
Contract terminations:
   Surrender benefits and contract charges                     (161,371)     (157,388)     (873,985)   (523,022)     (168,547)
   Death benefits                                                (7,728)      (18,829)     (156,945)    (47,653)      (20,723)
                                                             ----------    ----------   ----------- -----------    ----------
Units outstanding at end of year                              1,914,977     1,440,064     8,096,351   4,304,761     1,472,837
                                                              =========     =========     =========   =========     =========

                                                                                 Segregated Asset Subaccounts

Year ended December 31, 2002 (continued)                         EMD            ESC            EUS          EGR        EHI
Operations
Investment income (loss) -- net                              $   51,825   $   (40,846)   $  187,353 $   (46,377)   $  323,106
Net realized gain (loss) on sales of investments               (194,135)       36,749        64,164    (511,335)     (303,262)
Distributions from capital gains                                     --       512,083            --          --            --
Net change in unrealized appreciation or depreciation of
   investments                                               (1,424,333)   (1,268,609)      200,309  (1,593,622)     (162,191)
                                                             ----------   -----------    ---------- -----------    ----------
Net increase (decrease) in net assets resulting from
   operations                                                (1,566,643)     (760,623)      451,826  (2,151,334)     (142,347)
                                                             ==========      ========       =======  ==========      ========
Contract transactions
Contract purchase payments                                       31,167        16,384         5,168      29,391         9,859
Net transfers(1)                                               (452,327)     (174,145)      181,620    (385,038)     (322,077)
Annuity payments                                                   (361)           --          (727)         --            --
Contract terminations:
   Surrender benefits and contract charges                   (1,200,545)     (352,325)     (836,360)   (614,567)     (406,756)
   Death benefits                                               (85,190)      (27,868)     (150,828)    (30,179)      (79,275)
                                                             ----------   -----------    ---------- -----------    ----------
Increase (decrease) from contract transactions               (1,707,256)     (537,954)     (801,127) (1,000,393)     (798,249)
                                                             ----------   -----------    ---------- -----------    ----------
Net assets at beginning of year                               9,359,245     3,698,408     5,916,052   8,005,501     3,844,629
                                                             ----------   -----------    ---------- -----------    ----------
Net assets at end of year                                   $ 6,085,346   $ 2,399,831    $5,566,751 $ 4,853,774    $2,904,033
                                                            ===========   ===========    ========== ===========    ==========
Accumulation unit activity
Units outstanding at beginning of year                        4,418,882     2,776,169     4,283,639   5,441,060     3,905,562
Contract purchase payments                                       15,492        13,137         3,634      24,393        10,290
Net transfers(1)                                               (246,490)     (140,223)      125,296    (349,135)     (343,362)
Contract terminations:
   Surrender benefits and contract charges                     (640,400)     (295,358)     (579,893)   (516,716)     (426,096)
   Death benefits                                               (42,388)      (22,434)     (104,636)    (25,246)      (81,516)
                                                             ----------   -----------    ---------- -----------    ----------
Units outstanding at end of year                              3,505,096     2,331,291     3,728,040   4,574,356     3,064,878
                                                              =========     =========     =========   =========     =========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
11    AEL PERSONAL PORTFOLIO PLUS2/AEL PERSONAL PORTFOLIO PLUS/
       AEL PERSONAL PORTFOLIO -- 2003 ANNUAL REPORT

Statements of Changes in Net Assets
                                                                                  Segregated Asset Subaccounts

Year ended December 31, 2002 (continued)                         EDI            EPD            EGI          EPG        EHY
Operations
Investment income (loss) -- net                              $  501,616    $  249,276   $    55,742 $    12,322    $  362,895
Net realized gain (loss) on sales of investments               (394,907)     (116,025)     (670,695)   (311,325)     (611,637)
Distributions from capital gains                                     --            --        78,341      37,305            --
Net change in unrealized appreciation or depreciation of
   investments                                                  168,547         3,406    (2,405,241) (1,192,262)      166,501
                                                             ----------   -----------    ---------- -----------    ----------
Net increase (decrease) in net assets resulting from
   operations                                                   275,256       136,657    (2,941,853) (1,453,960)      (82,241)
                                                                =======       =======    ==========  ==========       =======
Contract transactions
Contract purchase payments                                        6,541        14,971        20,222     191,471         3,562
Net transfers(1)                                               (680,991)     (324,991)     (714,454)   (152,377)     (442,391)
Annuity payments                                                   (840)           --          (620)         --          (239)
Contract terminations:
   Surrender benefits and contract charges                     (849,143)     (295,222)   (1,498,155)   (517,009)     (492,199)
   Death benefits                                              (105,787)      (65,398)     (171,821)    (66,793)      (78,607)
                                                             ----------   -----------    ---------- -----------    ----------
Increase (decrease) from contract transactions               (1,630,220)     (670,640)   (2,364,828)   (544,708)   (1,009,874)
                                                             ----------   -----------    ---------- -----------    ----------
Net assets at beginning of year                               6,994,875     3,564,264    15,602,682   7,289,538     3,477,244
                                                             ----------   -----------    ---------- -----------    ----------
Net assets at end of year                                   $ 5,639,911    $3,030,281   $10,296,001 $ 5,290,870   $ 2,385,129
                                                            ===========    ==========   =========== ===========   ===========
Accumulation unit activity
Units outstanding at beginning of year                        5,432,669     3,528,098     7,387,169   6,280,095     2,714,393
Contract purchase payments                                        4,989        14,554        10,109     176,604         2,798
Net transfers(1)                                               (524,615)     (318,488)     (407,001)   (179,283)     (361,692)
Contract terminations:
   Surrender benefits and contract charges                     (650,401)     (288,508)     (814,995)   (504,699)     (395,951)
   Death benefits                                               (81,602)      (63,487)      (88,256)    (66,372)      (61,769)
                                                             ----------   -----------    ---------- -----------    ----------
Units outstanding at end of year                              4,181,040     2,872,169     6,087,026   5,706,345     1,897,779
                                                              ---------     ---------     ---------   ---------     ---------

                                                                                              Segregated Asset Subaccounts

Year ended December 31, 2002 (continued)                                                       EPH          ENO        EPV
Operations
Investment income (loss) -- net                                                          $  172,671 $   (95,834)  $   (36,941)
Net realized gain (loss) on sales of investments                                           (136,214)   (845,711)   (1,001,190)
Distributions from capital gains                                                                 --          --            --
Net change in unrealized appreciation or depreciation of
   investments                                                                              (74,887) (1,817,344)     (654,921)
                                                                                         ---------- -----------   -----------
Net increase (decrease) in net assets resulting from
   operations                                                                               (38,430) (2,758,889)   (1,693,052)
                                                                                            =======  ==========    ==========
Contract transactions
Contract purchase payments                                                                    9,346      46,518        33,534
Net transfers(1)                                                                           (155,280)   (166,079)     (368,020)
Annuity payments                                                                                 --         (37)           --
Contract terminations:
   Surrender benefits and contract charges                                                 (132,099)   (841,322)     (394,438)
   Death benefits                                                                           (19,774)   (126,015)      (65,891)
                                                                                         ---------- -----------   -----------
Increase (decrease) from contract transactions                                             (297,807) (1,086,935)     (794,815)
                                                                                         ---------- -----------   -----------
Net assets at beginning of year                                                           1,675,594   9,152,342     6,461,512
                                                                                         ---------- -----------   -----------
Net assets at end of year                                                                $1,339,357 $ 5,306,518   $ 3,973,645
                                                                                         ========== ===========   ===========
Accumulation unit activity
Units outstanding at beginning of year                                                    1,725,544   4,835,446     4,806,214
Contract purchase payments                                                                    7,805      26,659        30,113
Net transfers(1)                                                                           (165,868)   (146,363)     (353,857)
Contract terminations:
   Surrender benefits and contract charges                                                 (138,111)   (556,557)     (344,697)
   Death benefits                                                                           (20,522)    (79,860)      (57,900)
                                                                                         ---------- -----------   -----------
Units outstanding at end of year                                                          1,408,848   4,079,325     4,079,873
                                                                                          =========   =========     =========

(1)  Includes  transfer  activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.

     See accompanying notes to financial statements.

--------------------------------------------------------------------------------
12    AEL PERSONAL PORTFOLIO PLUS2/AEL PERSONAL PORTFOLIO PLUS/
       AEL PERSONAL PORTFOLIO -- 2003 ANNUAL REPORT

Notes to Financial Statements

1. ORGANIZATION

American Enterprise Variable Annuity Account (the Account) was established under Indiana law and the subaccounts are registered together as a single unit investment trust of American Enterprise Life Insurance Company (American Enterprise Life) under the Investment Company Act of 1940, as amended (the 1940
Act) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce of the State of Indiana.

The Account is used as a funding vehicle for AEL Personal Portfolio Plus2, AEL Personal Portfolio Plus and AEL Personal Portfolio Variable Annuity contracts issued by American Enterprise Life.

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following mutual funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The subaccounts' investments in shares of the Funds as of Dec. 31, 2003 were as follows:

Subaccount           Invests exclusively in shares of                                                                Shares
ECR                  AXP(R) Variable Portfolio - Capital Resource Fund                                              350,448
EMS                  AXP(R) Variable Portfolio - Cash Management Fund                                             6,582,404
ESI                  AXP(R) Variable Portfolio - Diversified Bond Fund                                            1,057,698
EIE                  AXP(R) Variable Portfolio - International Fund                                                 278,277
EMG                  AXP(R) Variable Portfolio - Managed Fund                                                       641,865
EGD                  AXP(R) Variable Portfolio - New Dimensions Fund(R)                                             353,078
EAG                  AXP(R) Variable Portfolio - Strategy Aggressive Fund                                           634,490
EGN                  AIM V.I. Core Equity Fund, Series I Shares                                                     263,806
EIN                  AIM V.I. International Growth Fund, Series I Shares                                            175,971
EVA                  AIM V.I. Premier Equity Fund, Series I Shares                                                  483,743
EIG                  American Century(R) VP Income & Growth, Class I                                                307,591
EVL                  American Century(R) VP Value, Class I                                                          256,351
ESB                  Janus Aspen Series Balanced Portfolio: Institutional Shares                                    498,765
EWG                  Janus Aspen Series Worldwide Growth Portfolio: Institutional Shares                            183,027
EEQ                  OpCap Equity Portfolio                                                                          47,318
EMD                  OpCap Managed Portfolio                                                                        163,750
ESC                  OpCap Small Cap Portfolio                                                                      101,433
EUS                  OpCap U.S. Government Income Portfolio                                                         494,651
EGR                  Oppenheimer Capital Appreciation Fund/VA                                                       167,698
EHI                  Oppenheimer High Income Fund/VA                                                                368,847
EDI                  Putnam VT Diversified Income Fund - Class IA Shares                                            607,133
EPD                  Putnam VT Diversified Income Fund - Class IB Shares                                            339,587
EGI                  Putnam VT Growth and Income Fund - Class IA Shares                                             488,273
EPG                  Putnam VT Growth and Income Fund - Class IB Shares                                             262,324
EHY                  Putnam VT High Yield Fund - Class IA Shares                                                    308,611
EPH                  Putnam VT High Yield Fund - Class IB Shares                                                    186,111
ENO                  Putnam VT New Opportunities Fund - Class IA Shares                                             379,891
EPV                  Putnam VT Voyager Fund - Class IB Shares                                                       168,441

The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by American Enterprise Life.

American Enterprise Life issues the contracts that are distributed by banks and financial institutions either directly or through a network of third-party marketers.

--------------------------------------------------------------------------------
13    AEL PERSONAL PORTFOLIO PLUS2/AEL PERSONAL PORTFOLIO PLUS/
       AEL PERSONAL PORTFOLIO -- 2003 ANNUAL REPORT

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investments in the Funds

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Variable Payout

Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 5% unless the annuitant elects otherwise, in which case the rate would be 3.5%, as regulated by the laws of the respective states. The mortality risk is fully borne by American Enterprise Life and may result in additional amounts being transferred into the variable annuity account by American Enterprise Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

Federal Income Taxes

American Enterprise Life is taxed as a life insurance company. The Account is treated as part of American Enterprise Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

3. VARIABLE ACCOUNT EXPENSES

American Enterprise Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account. American Enterprise Life deducts a daily mortality and expense risk fee equal, on an annual basis, to 1.25% of the average daily net assets of each subaccount, depending on the contract and death benefit option selected.

American Enterprise Life also deducts a daily charge equal, on an annual basis, to 0.15% of the average daily net assets of each subaccount as an administrative charge. This charge covers certain administrative and operating expenses of the subaccounts incurred by American Enterprise Life such as accounting, legal and data processing fees, and expenses involved in the preparation and distribution of reports and prospectuses.

4. CONTRACT CHARGES

American Enterprise Life deducts a contract administrative charge of $30 to $40 per year depending upon the product selected. This charge reimburses American Enterprise Life for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

An optional benefit protector death benefit rider, benefit protector plus death benefit rider, guaranteed minimum income benefit rider and performance credit rider are available on certain products and if selected, the related fees are deducted annually from the contract value on the contract anniversary. Additional information can be found in the applicable product's prospectus.

--------------------------------------------------------------------------------
14    AEL PERSONAL PORTFOLIO PLUS2/AEL PERSONAL PORTFOLIO PLUS/
       AEL PERSONAL PORTFOLIO -- 2003 ANNUAL REPORT

5. WITHDRAWAL CHARGES

American Enterprise Life may use a withdrawal charge to help it recover certain expenses related to the sale of the annuity. When applicable, a withdrawal charge will apply for a maximum number of years, as depicted in the withdrawal charge schedule included in the applicable product's prospectus. Charges by American Enterprise Life for withdrawals are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $2,311,809 in 2003 and $2,774,431 in 2002. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract withdrawal benefits paid by American Enterprise Life.

6. RELATED PARTY TRANSACTIONS

Effective Nov. 1, 2003, management fees were paid indirectly to American Express Financial Corporation (AEFC), an affiliate of IDS Life Insurance Company (IDS
Life), in its capacity as investment manager for the American Express(R) Variable Portfolio Funds. This change did not affect the management of the Fund and did not change the management fees paid by the Fund. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets in reducing percentages, to give effect to breakpoints in fees due to assets under management within each Fund as follows:

Fund                                                       Percentage range
AXP(R) Variable Portfolio - Capital Resource Fund          0.630% to 0.570%
AXP(R) Variable Portfolio - Cash Management Fund           0.510% to 0.440%
AXP(R) Variable Portfolio - Diversified Bond Fund          0.610% to 0.535%
AXP(R) Variable Portfolio - International Fund             0.870% to 0.795%
AXP(R) Variable Portfolio - Managed Fund                   0.630% to 0.550%
AXP(R) Variable Portfolio - New Dimensions Fund(R)         0.630% to 0.570%
AXP(R) Variable Portfolio - Strategy Aggressive Fund       0.650% to 0.575%

For the following Funds the fee may be adjusted upward or downward by a maximum performance incentive adjustment of 0.08% for AXP(R) Variable Portfolio - Managed Fund and 0.12% for each remaining Fund. The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets.

AXP(R) Variable Portfolio - Capital Resource Fund
AXP(R) Variable Portfolio - International Fund
AXP(R) Variable Portfolio - Managed Fund
AXP(R) Variable Portfolio - New Dimensions Fund(R)
AXP(R) Variable Portfolio - Strategy Aggressive Fund

From Jan. 1, 2003 to Oct. 31, 2003, management fees were paid indirectly to IDS Life in its capacity as investment manager for the American Express(R) Variable Portfolio Funds. IDS Life, in turn, paid to AEFC a portion of these management fees based on a percentage of each Fund's average daily net assets for the year. This fee was equal to 0.35% for AXP(R) Variable Portfolio - International Fund and 0.25% for each remaining Fund.

The American Express(R) Variable Portfolio Funds also have an agreement with IDS Life for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.

The American Express(R) Variable Portfolio Funds have an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:

Fund                                                       Percentage range
AXP(R) Variable Portfolio - Capital Resource Fund          0.050% to 0.030%
AXP(R) Variable Portfolio - Cash Management Fund           0.030% to 0.020%
AXP(R) Variable Portfolio - Diversified Bond Fund          0.050% to 0.025%
AXP(R) Variable Portfolio - International Fund             0.060% to 0.035%
AXP(R) Variable Portfolio - Managed Fund                   0.040% to 0.020%
AXP(R) Variable Portfolio - New Dimensions Fund(R)         0.050% to 0.030%
AXP(R) Variable Portfolio - Strategy Aggressive Fund       0.060% to 0.035%

The American Express(R) Variable Portfolio Funds pay custodian fees to American Express Trust Company, an affiliate of IDS Life.

--------------------------------------------------------------------------------
15    AEL PERSONAL PORTFOLIO PLUS2/AEL PERSONAL PORTFOLIO PLUS/
       AEL PERSONAL PORTFOLIO -- 2003 ANNUAL REPORT

7. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2003 were as follows:

Subccount            Investment                                                                                    Purchases
ECR                  AXP(R) Variable Portfolio - Capital Resource Fund                                          $   183,517
EMS                  AXP(R) Variable Portfolio - Cash Management Fund                                            10,581,289
ESI                  AXP(R) Variable Portfolio - Diversified Bond Fund                                            1,748,178
EIE                  AXP(R) Variable Portfolio - International Fund                                                  83,094
EMG                  AXP(R) Variable Portfolio - Managed Fund                                                       551,962
EGD                  AXP(R) Variable Portfolio - New Dimensions Fund(R)                                           1,118,451
EAG                  AXP(R) Variable Portfolio - Strategy Aggressive Fund                                           129,253
EGN                  AIM V.I. Core Equity Fund, Series I Shares                                                     125,425
EIN                  AIM V.I. International Growth Fund, Series I Shares                                            116,317
EVA                  AIM V.I. Premier Equity Fund, Series I Shares                                                  217,272
EIG                  American Century(R) VP Income & Growth, Class I                                                 81,148
EVL                  American Century(R) VP Value, Class I                                                          110,248
ESB                  Janus Aspen Series Balanced Portfolio: Institutional Shares                                    521,464
EWG                  Janus Aspen Series Worldwide Growth Portfolio: Institutional Shares                            116,890
EEQ                  OpCap Equity Portfolio                                                                          52,286
EMD                  OpCap Managed Portfolio                                                                        199,799
ESC                  OpCap Small Cap Portfolio                                                                      100,134
EUS                  OpCap U.S. Government Income Portfolio                                                         621,025
EGR                  Oppenheimer Capital Appreciation Fund/VA                                                       269,101
EHI                  Oppenheimer High Income Fund/VA                                                                290,937
EDI                  Putnam VT Diversified Income Fund - Class IA Shares                                            590,425
EPD                  Putnam VT Diversified Income Fund - Class IB Shares                                            321,140
EGI                  Putnam VT Growth and Income Fund - Class IA Shares                                             344,272
EPG                  Putnam VT Growth and Income Fund - Class IB Shares                                             358,167
EHY                  Putnam VT High Yield Fund - Class IA Shares                                                    275,168
EPH                  Putnam VT High Yield Fund - Class IB Shares                                                    176,032
ENO                  Putnam VT New Opportunities Fund - Class IA Shares                                              55,420
EPV                  Putnam VT Voyager Fund - Class IB Shares                                                        73,422

--------------------------------------------------------------------------------
16    AEL PERSONAL PORTFOLIO PLUS2/AEL PERSONAL PORTFOLIO PLUS/
       AEL PERSONAL PORTFOLIO -- 2003 ANNUAL REPORT

8. FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the subaccounts.

                                           ECR      EMS      ESI      EIE     EMG      EGD      EAG      EGN     EIN      EVA
Accumulation unit value
At Dec. 31, 2000                          $1.89    $1.24    $1.38    $1.55    $1.99   $1.54    $2.22    $1.45    $1.29   $1.45
At Dec. 31, 2001                          $1.53    $1.26    $1.47    $1.09    $1.76   $1.27    $1.47    $1.10    $0.97   $1.25
At Dec. 31, 2002                          $1.18    $1.26    $1.53    $0.88    $1.51   $0.98    $0.99    $0.92    $0.81   $0.86
At Dec. 31, 2003                          $1.50    $1.25    $1.58    $1.11    $1.79   $1.20    $1.25    $1.13    $1.03   $1.06
----------------------------------------------------------------------------------------------------------------------------------
Units (000s)
At Dec. 31, 2001                          6,019    8,409    8,923    2,733    6,404   4,237    4,343    6,927    3,616  11,706
At Dec. 31, 2002                          5,116    8,572    7,272    2,254    5,336   3,938    4,011    5,619    2,968  10,223
At Dec. 31, 2003                          4,663    5,254    7,119    2,080    5,043   4,512    3,701    4,903    2,748   9,246
----------------------------------------------------------------------------------------------------------------------------------
Net assets (000s)
At Dec. 31, 2001                         $9,204  $10,625  $13,122   $2,978  $11,267  $5,370   $6,383   $7,642   $3,510 $14,617
At Dec. 31, 2002                         $6,015  $10,806  $11,131   $1,981   $8,063  $3,845   $3,955   $5,160   $2,395  $8,772
At Dec. 31, 2003                         $6,987   $6,564  $11,226   $2,309   $9,035  $5,407   $4,635   $5,524   $2,823  $9,786
----------------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)
For the year ended Dec. 31, 2001          0.30%    3.38%    6.45%    1.22%    2.50%   0.23%    0.21%    0.04%    0.30%   0.13%
For the year ended Dec. 31, 2002          0.53%    1.17%    5.06%    0.99%    2.57%   0.50%       --    0.30%    0.52%   0.31%
For the year ended Dec. 31, 2003          0.62%    0.52%    3.59%    0.92%    2.26%   0.67%       --    1.00%    0.56%   0.30%
----------------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)
For the year ended Dec. 31, 2001          1.40%    1.40%    1.40%    1.40%    1.40%   1.40%    1.40%    1.40%    1.40%   1.40%
For the year ended Dec. 31, 2002          1.40%    1.40%    1.40%    1.40%    1.40%   1.40%    1.40%    1.40%    1.40%   1.40%
For the year ended Dec. 31, 2003          1.40%    1.40%    1.40%    1.40%    1.40%   1.40%    1.40%    1.40%    1.40%   1.40%
----------------------------------------------------------------------------------------------------------------------------------
Total return(3)
For the year ended Dec. 31, 2001        (19.05%)   1.61%    6.52%  (29.68%) (11.56%)(17.53%) (33.78%) (24.14%) (24.81%)(13.79%)
For the year ended Dec. 31, 2002        (22.88%)   0.00%    4.08%  (19.27%) (14.20%)(22.83%) (32.65%) (16.36%) (16.49%)(31.20%)
For the year ended Dec. 31, 2003         27.12%   (0.79%)   3.27%   26.14%   18.54%  22.45%   26.26%   22.83%   27.16%  23.26%
----------------------------------------------------------------------------------------------------------------------------------

                                           EIG      EVL      ESB      EWG     EEQ      EMD      ESC      EUS     EGR      EHI
Accumulation unit value
At Dec. 31, 2000                          $1.28    $1.28    $1.63    $1.76    $1.30   $2.26    $1.25    $1.31    $1.71   $0.98
At Dec. 31, 2001                          $1.16    $1.42    $1.53    $1.34    $1.19   $2.12    $1.33    $1.38    $1.47   $0.98
At Dec. 31, 2002                          $0.92    $1.23    $1.41    $0.99    $0.92   $1.73    $1.03    $1.49    $1.06   $0.95
At Dec. 31, 2003                          $1.18    $1.56    $1.59    $1.21    $1.17   $2.08    $1.45    $1.49    $1.37   $1.16
----------------------------------------------------------------------------------------------------------------------------------
Units (000s)
At Dec. 31, 2001                          2,134    1,719    9,901    5,322    1,734   4,419    2,776    4,284    5,441   3,906
At Dec. 31, 2002                          1,915    1,440    8,096    4,305    1,473   3,505    2,331    3,728    4,574   3,065
At Dec. 31, 2003                          1,720    1,280    7,217    3,909    1,313   3,074    2,149    3,606    4,247   2,742
----------------------------------------------------------------------------------------------------------------------------------
Net assets (000s)
At Dec. 31, 2001                         $2,475   $2,449  $15,155   $7,161   $2,065  $9,359   $3,698   $5,916   $8,006  $3,845
At Dec. 31, 2002                         $1,766   $1,768  $11,433   $4,257   $1,359  $6,085   $2,400   $5,567   $4,854  $2,904
At Dec. 31, 2003                         $2,021   $1,997  $11,462   $4,726   $1,536  $6,408   $3,112   $5,392   $5,819  $3,176
----------------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)
For the year ended Dec. 31, 2001          0.92%    1.18%    2.54%    0.47%    0.73%   2.46%    0.84%    4.36%    0.66%  10.45%
For the year ended Dec. 31, 2002          1.10%    0.93%    2.33%    0.86%    0.91%   2.07%    0.08%    4.66%    0.63%  11.13%
For the year ended Dec. 31, 2003          1.34%    1.13%    2.19%    1.11%    1.38%   1.88%    0.05%    2.92%    0.39%   7.21%
----------------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)
For the year ended Dec. 31, 2001          1.40%    1.40%    1.40%    1.40%    1.40%   1.40%    1.40%    1.40%    1.40%   1.40%
For the year ended Dec. 31, 2002          1.40%    1.40%    1.40%    1.40%    1.40%   1.40%    1.40%    1.40%    1.40%   1.40%
For the year ended Dec. 31, 2003          1.40%    1.40%    1.40%    1.40%    1.40%   1.40%    1.40%    1.40%    1.40%   1.40%
----------------------------------------------------------------------------------------------------------------------------------
Total return(3)
For the year ended Dec. 31, 2001         (9.38%)  10.94%   (6.13%) (23.86%)  (8.46%) (6.19%)   6.40%    5.34%  (14.04%)  0.00%
For the year ended Dec. 31, 2002        (20.69%) (13.38%)  (7.84%) (26.12%) (22.69%)(18.40%) (22.56%)   7.97%  (27.89%) (3.06%)
For the year ended Dec. 31, 2003         28.26%   26.83%   12.77%   22.22%   27.17%  20.23%   40.78%    0.00%   29.25%  22.11%
----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
17    AEL PERSONAL PORTFOLIO PLUS2/AEL PERSONAL PORTFOLIO PLUS/
       AEL PERSONAL PORTFOLIO -- 2003 ANNUAL REPORT

                                                             EDI      EPD      EGI      EPG      EHY     EPH      ENO      EPV
Accumulation unit value
At Dec. 31, 2000                                            $1.26    $0.99    $2.28   $1.26    $1.25    $0.95    $2.74   $1.76
At Dec. 31, 2001                                            $1.29    $1.01    $2.11   $1.16    $1.28    $0.97    $1.89   $1.34
At Dec. 31, 2002                                            $1.35    $1.06    $1.69   $0.93    $1.26    $0.95    $1.30   $0.97
At Dec. 31, 2003                                            $1.60    $1.25    $2.13   $1.16    $1.57    $1.19    $1.70   $1.20
----------------------------------------------------------------------------------------------------------------------------------
Units (000s)
At Dec. 31, 2001                                            5,433    3,528    7,387   6,280    2,714    1,726    4,835   4,806
At Dec. 31, 2002                                            4,181    2,872    6,087   5,706    1,898    1,409    4,079   4,080
At Dec. 31, 2003                                            3,536    2,512    5,362   5,239    1,564    1,246    3,442   3,645
----------------------------------------------------------------------------------------------------------------------------------
Net assets (000s)
At Dec. 31, 2001                                           $6,995   $3,564  $15,603  $7,290   $3,477   $1,676   $9,152  $6,462
At Dec. 31, 2002                                           $5,640   $3,030  $10,296  $5,291   $2,385   $1,339   $5,307  $3,974
At Dec. 31, 2003                                           $5,658   $3,138  $11,421  $6,102   $2,460   $1,478   $5,858  $4,373
----------------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)
For the year ended Dec. 31, 2001                            7.63%    7.52%    1.75%   1.62%   14.20%   14.13%       --      --
For the year ended Dec. 31, 2002                            9.30%    8.99%    1.83%   1.59%   13.64%   12.92%       --   0.66%
For the year ended Dec. 31, 2003                            9.28%    9.01%    2.12%   1.82%   10.90%   10.58%       --   0.39%
----------------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)
For the year ended Dec. 31, 2001                            1.40%    1.40%    1.40%   1.40%    1.40%    1.40%    1.40%   1.40%
For the year ended Dec. 31, 2002                            1.40%    1.40%    1.40%   1.40%    1.40%    1.40%    1.40%   1.40%
For the year ended Dec. 31, 2003                            1.40%    1.40%    1.40%   1.40%    1.40%    1.40%    1.40%   1.40%
----------------------------------------------------------------------------------------------------------------------------------
Total return(3)
For the year ended Dec. 31, 2001                            2.38%    2.02%   (7.46%) (7.94%)   2.40%    2.11%  (31.02%)(23.86%)
For the year ended Dec. 31, 2002                            4.65%    4.95%  (19.91%)(19.83%)  (1.56%)  (2.06%) (31.22%)(27.61%)
For the year ended Dec. 31, 2003                           18.52%   17.92%   26.04%  24.73%   24.60%   25.26%   30.77%  23.71%
----------------------------------------------------------------------------------------------------------------------------------

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated.

--------------------------------------------------------------------------------
18    AEL PERSONAL PORTFOLIO PLUS2/AEL PERSONAL PORTFOLIO PLUS/
       AEL PERSONAL PORTFOLIO -- 2003 ANNUAL REPORT

Condensed Financial Information

(Unaudited)

The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each subaccount is noted in parentheses.

Variable account charges of 1.40% of the daily net assets of the variable account.

Year ended Dec. 31,                                     2003     2002     2001    2000     1999     1998     1997    1996     1995
------------------------------------------------------------------------------------------------------------------------------------
Subaccount ECR (Investing in shares of AXP(R) Variable
Portfolio - Capital Resource Fund) (2/21/1995)
Accumulation unit value at beginning of period         $1.18    $1.53   $1.89    $2.33    $1.91    $1.56   $1.27   $1.20   $1.00
Accumulation unit value at end of period               $1.50    $1.18   $1.53    $1.89    $2.33    $1.91   $1.56   $1.27   $1.20
Number of accumulation units outstanding
at end of period (000 omitted)                         4,663    5,116   6,019    6,358    5,864    5,163   3,813   2,350     818
------------------------------------------------------------------------------------------------------------------------------------
Subaccount EMS (Investing in shares of AXP(R) Variable
Portfolio - Cash Management Fund*) (2/21/1995)
Accumulation unit value at beginning of period         $1.26    $1.26   $1.24    $1.18    $1.15    $1.11   $1.07   $1.03   $1.00
Accumulation unit value at end of period               $1.25    $1.26   $1.26    $1.24    $1.18    $1.15   $1.11   $1.07   $1.03
Number of accumulation units outstanding
at end of period (000 omitted)                         5,254    8,572   8,409    4,421      941      749     231     241     132

*    The 7-day  simple and  compound  yields for AXP  Variable  Portfolio - Cash
     Management Fund as of Dec. 31, 2003 were (1.03%) and (1.02%), respectively.
------------------------------------------------------------------------------------------------------------------------------------
Subaccount ESI (Investing in shares of AXP(R) Variable
Portfolio - Diversified Bond Fund) (2/21/1995)
Accumulation unit value at beginning of period         $1.53    $1.47   $1.38    $1.33    $1.33    $1.33   $1.24   $1.17   $1.00
Accumulation unit value at end of period               $1.58    $1.53   $1.47    $1.38    $1.33    $1.33   $1.33   $1.24   $1.17
Number of accumulation units outstanding
at end of period (000 omitted)                         7,119    7,272   8,923    9,498    8,127    5,689   2,544   1,377     414
------------------------------------------------------------------------------------------------------------------------------------
Subaccount EIE (Investing in shares of AXP(R) Variable
Portfolio - International Fund) (2/21/1995)
Accumulation unit value at beginning of period         $0.88    $1.09   $1.55    $2.09    $1.46    $1.28   $1.26   $1.17   $1.00
Accumulation unit value at end of period               $1.11    $0.88   $1.09    $1.55    $2.09    $1.46   $1.28   $1.26   $1.17
Number of accumulation units outstanding
at end of period (000 omitted)                         2,080    2,254   2,733    2,637    2,510    2,181   1,413     675     220
------------------------------------------------------------------------------------------------------------------------------------
Subaccount EMG (Investing in shares of AXP(R) Variable
Portfolio - Managed Fund) (2/21/1995)
Accumulation unit value at beginning of period         $1.51    $1.76   $1.99    $2.07    $1.83    $1.60   $1.36   $1.18   $1.00
Accumulation unit value at end of period               $1.79    $1.51   $1.76    $1.99    $2.07    $1.83   $1.60   $1.36   $1.18
Number of accumulation units outstanding
at end of period (000 omitted)                         5,043    5,336   6,404    6,779    5,985    4,684   2,944   1,546     589
------------------------------------------------------------------------------------------------------------------------------------
Subaccount EGD (Investing in shares of AXP(R) Variable
Portfolio - New Dimensions Fund(R)) (10/29/1997)
Accumulation unit value at beginning of period         $0.98    $1.27   $1.54    $1.72    $1.32    $1.05   $1.00      --      --
Accumulation unit value at end of period               $1.20    $0.98   $1.27    $1.54    $1.72    $1.32   $1.05      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                         4,512    3,938   4,237    3,717    2,141    1,108      69      --      --
------------------------------------------------------------------------------------------------------------------------------------
Subaccount EAG (Investing in shares of AXP(R) Variable
Portfolio - Strategy Aggressive Fund) (2/21/1995)
Accumulation unit value at beginning of period         $0.99    $1.47   $2.22    $2.78    $1.65    $1.63   $1.47   $1.28   $1.00
Accumulation unit value at end of period               $1.25    $0.99   $1.47    $2.22    $2.78    $1.65   $1.63   $1.47   $1.28
Number of accumulation units outstanding
at end of period (000 omitted)                         3,701    4,011   4,343    3,856    3,961    3,453   2,434   1,324     473
------------------------------------------------------------------------------------------------------------------------------------
Subaccount EGN (Investing in shares of AIM V.I. Core
Equity Fund, Series I Shares) (10/30/1997)
Accumulation unit value at beginning of period         $0.92    $1.10   $1.45    $1.72    $1.30    $1.03   $1.00      --      --
Accumulation unit value at end of period               $1.13    $0.92   $1.10    $1.45    $1.72    $1.30   $1.03      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                         4,903    5,619   6,927    7,597    5,343    2,495      69      --      --
------------------------------------------------------------------------------------------------------------------------------------
Subaccount EIN (Investing in shares of AIM V.I.
International Growth Fund, Series I Shares) (10/30/1997)
Accumulation unit value at beginning of period         $0.81    $0.97   $1.29    $1.77    $1.16    $1.02   $1.00      --      --
Accumulation unit value at end of period               $1.03    $0.81   $0.97    $1.29    $1.77    $1.16   $1.02      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                         2,748    2,968   3,616    3,510    3,074      866      57      --      --
------------------------------------------------------------------------------------------------------------------------------------
Subaccount EVA (Investing in shares of AIM V.I.
Premier Equity Fund, Series I Shares) (10/30/1997)
Accumulation unit value at beginning of period         $0.86    $1.25   $1.45    $1.72    $1.34    $1.03   $1.00      --      --
Accumulation unit value at end of period               $1.06    $0.86   $1.25    $1.45    $1.72    $1.34   $1.03      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                         9,246   10,223  11,706   11,388    5,638    1,779      66      --      --
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
19    AEL PERSONAL PORTFOLIO PLUS2/AEL PERSONAL PORTFOLIO PLUS/
       AEL PERSONAL PORTFOLIO -- 2003 ANNUAL REPORT

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,                                     2003     2002     2001    2000     1999     1998     1997    1996     1995
------------------------------------------------------------------------------------------------------------------------------------
Subaccount EIG (Investing in shares of American
Century(R) VP Income & Growth, Class I) (10/5/1998)
Accumulation unit value at beginning of period         $0.92    $1.16   $1.28    $1.46    $1.25    $1.00      --      --      --
Accumulation unit value at end of period               $1.18    $0.92   $1.16    $1.28    $1.46    $1.25      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                         1,720    1,915   2,134    2,294    1,834      137      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
Subaccount EVL (Investing in shares of American
Century(R) VP Value, Class I) (10/5/1998)
Accumulation unit value at beginning of period         $1.23    $1.42   $1.28    $1.10    $1.12    $1.00      --      --      --
Accumulation unit value at end of period               $1.56    $1.23   $1.42    $1.28    $1.10    $1.12      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                         1,280    1,440   1,719    1,929    1,252      157      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
Subaccount ESB (Investing in shares of Janus Aspen
Series Balanced Portfolio: Institutional Shares)
(10/30/1997)
Accumulation unit value at beginning of period         $1.41    $1.53   $1.63    $1.69    $1.35    $1.02   $1.00      --      --
Accumulation unit value at end of period               $1.59    $1.41   $1.53    $1.63    $1.69    $1.35   $1.02      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                         7,217    8,096   9,901   11,285    8,581    2,680      69      --      --
------------------------------------------------------------------------------------------------------------------------------------
Subaccount EWG (Investing in shares of Janus Aspen
Series Worldwide Growth Portfolio: Institutional
Shares) (10/30/1997)
Accumulation unit value at beginning of period         $0.99    $1.34   $1.76    $2.11    $1.30    $1.03   $1.00      --      --
Accumulation unit value at end of period               $1.21    $0.99   $1.34    $1.76    $2.11    $1.30   $1.03      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                         3,909    4,305   5,322    5,746    3,751    1,721      62      --      --
------------------------------------------------------------------------------------------------------------------------------------
Subaccount EEQ (Investing in shares of OpCap Equity
Portfolio) (10/30/1997)
Accumulation unit value at beginning of period         $0.92    $1.19   $1.30    $1.20    $1.19    $1.07   $1.00      --      --
Accumulation unit value at end of period               $1.17    $0.92   $1.19    $1.30    $1.20    $1.19   $1.07      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                         1,313    1,473   1,734    2,097    1,705    1,059      63      --      --
------------------------------------------------------------------------------------------------------------------------------------
Subaccount EMD (Investing in shares of OpCap Managed
Portfolio) (2/21/1995)
Accumulation unit value at beginning of period         $1.73    $2.12   $2.26    $2.09    $2.02    $1.91   $1.58   $1.31   $1.00
Accumulation unit value at end of period               $2.08    $1.73   $2.12    $2.26    $2.09    $2.02   $1.91   $1.58   $1.31
Number of accumulation units outstanding
at end of period (000 omitted)                         3,074    3,505   4,419    5,334    5,792    5,686   4,134   2,462     436
------------------------------------------------------------------------------------------------------------------------------------
Subaccount ESC (Investing in shares of OpCap Small
Cap Portfolio) (10/30/1997)
Accumulation unit value at beginning of period         $1.03    $1.33   $1.25    $0.88    $0.91    $1.01   $1.00      --      --
Accumulation unit value at end of period               $1.45    $1.03   $1.33    $1.25    $0.88    $0.91   $1.01      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                         2,149    2,331   2,776    3,515    2,984    1,413      87      --      --
------------------------------------------------------------------------------------------------------------------------------------
Subaccount EUS (Investing in shares of OpCap U.S.
Government Income Portfolio) (2/21/1995)
Accumulation unit value at beginning of period         $1.49    $1.38   $1.31    $1.21    $1.24    $1.17   $1.10   $1.09   $1.00
Accumulation unit value at end of period               $1.49    $1.49   $1.38    $1.31    $1.21    $1.24   $1.17   $1.10   $1.09
Number of accumulation units outstanding
at end of period (000 omitted)                         3,606    3,728   4,284    4,613    4,954    3,585   2,253   1,252     413
------------------------------------------------------------------------------------------------------------------------------------
Subaccount EGR (Investing in shares of Oppenheimer
Capital Appreciation Fund/VA) (10/30/1997)
Accumulation unit value at beginning of period         $1.06    $1.47   $1.71    $1.73    $1.24    $1.02   $1.00      --      --
Accumulation unit value at end of period               $1.37    $1.06   $1.47    $1.71    $1.73    $1.24   $1.02      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                         4,247    4,574   5,441    6,036    4,244    1,867      67      --      --
------------------------------------------------------------------------------------------------------------------------------------
Subaccount EHI (Investing in shares of Oppenheimer
High Income Fund/VA) (10/30/1997)
Accumulation unit value at beginning of period         $0.95    $0.98   $0.98    $1.03    $1.00    $1.01   $1.00      --      --
Accumulation unit value at end of period               $1.16    $0.95   $0.98    $0.98    $1.03    $1.00   $1.01      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                         2,742    3,065   3,906    4,453    3,718    2,185      77      --      --
------------------------------------------------------------------------------------------------------------------------------------
Subaccount EDI (Investing in shares of Putnam VT
Diversified Income Fund - Class IA Shares) (2/21/1995)
Accumulation unit value at beginning of period         $1.35    $1.29   $1.26    $1.27    $1.27    $1.30   $1.23   $1.15   $1.00
Accumulation unit value at end of period               $1.60    $1.35   $1.29    $1.26    $1.27    $1.27   $1.30   $1.23   $1.15
Number of accumulation units outstanding
at end of period (000 omitted)                         3,536    4,181   5,433    6,502    6,356    5,963   3,151   1,824     601
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

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20    AEL PERSONAL PORTFOLIO PLUS2/AEL PERSONAL PORTFOLIO PLUS/
       AEL PERSONAL PORTFOLIO -- 2003 ANNUAL REPORT

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,                                     2003     2002    2001     2000     1999     1998    1997    1996    1995
------------------------------------------------------------------------------------------------------------------------------------
Subaccount EPD (Investing in shares of Putnam VT
Diversified Income Fund - Class IB Shares) (10/5/1998)
Accumulation unit value at beginning of period         $1.06    $1.01   $0.99    $1.01    $1.00    $1.00      --      --      --
Accumulation unit value at end of period               $1.25    $1.06   $1.01    $0.99    $1.01    $1.00      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                         2,512    2,872   3,528    4,032    2,911      344      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
Subaccount EGI (Investing in shares of Putnam VT
Growth and Income Fund - Class IA Shares) (2/21/1995)
Accumulation unit value at beginning of period         $1.69    $2.11   $2.28    $2.14    $2.14    $1.88   $1.53   $1.27   $1.00
Accumulation unit value at end of period               $2.13    $1.69   $2.11    $2.28    $2.14    $2.14   $1.88   $1.53   $1.27
Number of accumulation units outstanding
at end of period (000 omitted)                         5,362    6,087   7,387    8,782    9,311    9,161   6,452   3,655   1,152
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Subaccount EPG (Investing in shares of Putnam VT
Growth and Income Fund - Class IB Shares) (10/5/1998)
Accumulation unit value at beginning of period         $0.93    $1.16   $1.26    $1.18    $1.18    $1.00      --      --      --
Accumulation unit value at end of period               $1.16    $0.93   $1.16    $1.26    $1.18    $1.18      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                         5,239    5,706   6,280    6,616    4,302      239      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
Subaccount EHY (Investing in shares of Putnam VT
High Yield Fund - Class IA Shares) (2/21/1995)
Accumulation unit value at beginning of period         $1.26    $1.28   $1.25    $1.38    $1.33    $1.43   $1.27   $1.14   $1.00
Accumulation unit value at end of period               $1.57    $1.26   $1.28    $1.25    $1.38    $1.33   $1.43   $1.27   $1.14
Number of accumulation units outstanding
at end of period (000 omitted)                         1,564    1,898   2,714    3,230    3,544    3,846   2,321   1,270     480
------------------------------------------------------------------------------------------------------------------------------------
Subaccount EPH (Investing in shares of Putnam VT
High Yield Fund - Class IB Shares) (10/5/1998)
Accumulation unit value at beginning of period         $0.95    $0.97   $0.95    $1.05    $1.01    $1.00      --      --      --
Accumulation unit value at end of period               $1.19    $0.95   $0.97    $0.95    $1.05    $1.01      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                         1,246    1,409   1,726    1,912    1,297      130      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
Subaccount ENO (Investing in shares of Putnam VT
New Opportunities Fund - Class IA Shares) (2/21/1995)
Accumulation unit value at beginning of period         $1.30    $1.89   $2.74    $3.76    $2.25    $1.84   $1.51   $1.39   $1.00
Accumulation unit value at end of period               $1.70    $1.30   $1.89    $2.74    $3.76    $2.25   $1.84   $1.51   $1.39
Number of accumulation units outstanding
at end of period (000 omitted)                         3,442    4,079   4,835    5,123    5,476    5,798   4,575   2,980     691
------------------------------------------------------------------------------------------------------------------------------------
Subaccount EPV (Investing in shares of Putnam VT
Voyager Fund - Class IB Shares) (10/5/1998)
Accumulation unit value at beginning of period         $0.97    $1.34   $1.76    $2.14    $1.37    $1.00      --      --      --
Accumulation unit value at end of period               $1.20    $0.97   $1.34    $1.76    $2.14    $1.37      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                         3,645    4,080   4,806    5,289    2,959      125      --      --      --
------------------------------------------------------------------------------------------------------------------------------------

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21    AEL PERSONAL PORTFOLIO PLUS2/AEL PERSONAL PORTFOLIO PLUS/
       AEL PERSONAL PORTFOLIO -- 2003 ANNUAL REPORT

American Enterprise
Life Insurance Company
829 AXP Financial Center
Minneapolis, MN 55474
(800) 333-3437

                                                                  37301 P (4/04)